Loans Due From Third Parties (Tables)	6 Months Ended
Jun. 30, 2022
Loan Due From Third Parties Abstract
Schedule of loans due from third parties
	June 30, 2022	December 31, 2021
	(Unaudited)
Loans due from third parties	$26,467,655	$23,790,917
Less: allowance for credit losses	92,637	39,446
	$26,375,018	$23,751,471

Schedule of allowance for credit losses
	June 30, 2022	December 31, 2021
	(Unaudited)
Balance at beginning of the year	$39,446	$27,432
Provisions	53,191	12,014
Balance at end of the period/year	$92,637	$39,446